Financial Highlights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Three months ending June 30,		Six months ending June 30,
					Date of initial
	2013	2012	2013	2012	issuance
Series 1	368,940.561	538,868.433	381,863.626	567,923.059	July 23, 2001
Series 2	197.894	244.148	217.204	214.918	April 1, 2010
Series 3	26,503.599	26,285.839	27,081.577	26,257.164	September 1, 2009
Series 4	1,872.592	1,244.485	1,828.946	1,186.523	November 1, 2010

			Years ended December 31,
	2012		2011		2010		Date of first issuance

Series 1	512,141.713	(1)	645,173.947	(1)	687,898.790	(1)	July 23, 2001
Series 2	228.982	(1)	156.318	(1)	64.584	(2)	April 1, 2010
Series 3	26,798.935	(1)	21,549.160	(1)	5,536.921	(1)	September 1, 2009
Series 4	1,241.673	(1)	532.525	(1)	34.462	(3)	November 1, 2010

(1) January 1 - December 31

(2) April 1 - December 31

(3) November 1 - December 31